Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We identify, assess and manage any material risks from cybersecurity threats through the following measures, which have been integrated into our Code of Business Conduct and Ethics (the “Code”):

●	We reserve the right to monitor or review any and all data and information contained on any employee’s or officer’s computer or other electronic device issued by us. In addition, we reserve the right to monitor or review an employee’s or officer’s use of the Internet, Company Intranet and Company e-mail or any other electronic communications without prior notice.
●	Access to Company systems will be revoked and disciplinary action may be taken in the event that such systems are used to commit illegal acts, or to violate the non-discrimination, harassment, pornography, solicitation or proprietary information terms of this Code, or any other terms of this Code.
●	In order to maintain systems integrity and protect the Company network, no employee or officer should divulge any passwords used to access any Company computer or database. Any suspected breach of the Company’s network security systems should be reported to a responsible supervisor or appropriate internal authority immediately.
●	All employees and officers should refrain from using or distributing software that may damage or disrupt the Company’s work environment by transmitting a virus or conflicting with Company systems. No employee or officer should engage in the unauthorized use, copying, distribution or alteration of computer software whether obtained from outside sources or developed internally. All software, including “shareware,” contains terms of use that must be adhered to.

We do not engage any assessors, consultants, auditors, or other third parties in connection with any of our cybersecurity risk management processes.

As of the date of this annual report, we have not experienced any cybersecurity incidents or any other risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We identify, assess and manage any material risks from cybersecurity threats through the following measures, which have been integrated into our Code of Business Conduct and Ethics (the “Code”):
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	We reserve the right to monitor or review any and all data and information contained on any employee’s or officer’s computer or other electronic device issued by us. In addition, we reserve the right to monitor or review an employee’s or officer’s use of the Internet, Company Intranet and Company e-mail or any other electronic communications without prior notice.
Material Cybersecurity Incident Nature [Text Block]	Any suspected breach of the Company’s network security systems should be reported to a responsible supervisor or appropriate internal authority immediately.
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	We do not engage any assessors, consultants, auditors, or other third parties in connection with any of our cybersecurity risk management processes.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]

As of the date of this annual report, we have not experienced any cybersecurity incidents or any other risks from cybersecurity threats, that have materially affected or are reasonably likely to materially affect us, our business strategy, results of operations, or financial condition.

Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risk. Our executive officers oversee the overall processes to safeguard data and comply with relevant regulations and will report material cybersecurity incidents to the board. Our executive officers have limited experience in the area of cybersecurity, but where necessary in the view of the Company’s executive officers, the Company will consult with external advisers to manage and remediate any cybersecurity incidents.